PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Composition of property and equipment, grouped by major classifications, is as follows:

	December 31,
	2012	2011
Cost:

Buildings and land	$95,293	$95,001
Computers, software and electronic equipment	99,697	100,920
Equipment leased to others	79,337	78,102
Office furniture and equipment	10,589	10,360
Vehicles	605	672
Leasehold improvements	9,078	8,886

	294,599	293,941
Accumulated depreciation *)	199,872	193,015

Depreciated cost	$94,727	$100,926

*)	The accumulated depreciation of equipment leased to others as of December 31, 2012 and 2011 is $ 73,166 and $ 70,015, respectively.

b.	Depreciation expenses totaled $ 11,935, $ 12,770 and $ 11,500 in 2012, 2011 and 2010, respectively.

c.	As for pledges and securities, see also Note 13f.